Shareholder Fees	Jan. 04, 2021
First Trust Active Factor Mid Cap ETF | First Trust Active Factor Mid Cap ETF
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none